Long-term investments, net	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
Long-term investments, net	Long-term investments, net

	As of December 31,
	2024	2025
	US$	US$
Equity method investments, net	1,436	1,163
–SiEngine Technology Co., Ltd. (“SiEngine”)	—	—
–Smart Automobile Co., Ltd. (“Smart”)	—	—
–Shenzhen U Chance Technology Co., Ltd. (“U Chance”)	973	1,163
–ACO Tech Sdn. Bhd. (“ACO Tech”)	463	—
Equity securities	728	17,507
Available-for-sale debt investments	—	42,833
Total long-term investments, net	2,164	61,503
Equity method investments, net
Management evaluated whether there was other-than-temporary impairment based on the facts, including recent financing activities, projected and historical financial performance of the investees. Nil, US$894 and nil impairment loss was recognized for the years ended December 31, 2023, 2024 and 2025, which was included in the (Loss) gain from equity method investments.
The Group held several equity method investments as of December 31, 2024 and 2025, which included:
•SiEngine
On July 26, 2021, the Group acquired 34.61% equity interest of SiEngine from the controlling shareholder of the Company, at the cash consideration of US$10,600 plus the issuance of 9,882,082 Series B Redeemable Convertible Preferred Shares at the issuance price of US$9.70 per share valuing US$95,800. The Group initially recognized the investment at the carrying amount of the Company’s controlling shareholder, which was nil, as a transaction between entities under common control. The excess of consideration over the carrying amount of the equity investment was recorded as a deemed dividend in the amount of RMB689,670 (equivalent to US$106,408)
to the controlling shareholder. In December 2024, the Group disposed of 3.29% of its equity interest in SiEngine to a third-party investor for a consideration of RMB130,000 (equivalent to US$17,947), which was received during the year ended December 31, 2025. As the carrying value of the Group’s equity interest in SiEngine is zero, the entire amount was recorded as a gain and included in (Loss) gain from equity method investments, net.
•smart
In November 2023, the Group entered into a shareholders’ agreement with smart Automobile Co., Ltd., a subsidiary of smart mobility Pte. Ltd, to establish a China-based joint venture with a cash consideration of RMB49,000 (equivalent to US$6,777) for the development of automotive operating system software, in which the Group owns 49% equity interest. The Group settled the cash consideration by March 2024.
In December 2025, the Group disposed of its entire equity interest in the joint venture for a consideration of RMB2,369 (equivalent to US$334). As the carrying value of the Group’s equity interest in this joint venture is zero, the entire amount was recorded as a gain and included in (Loss) gain from equity method investments.
•U Chance
On September 1, 2021, the Group sold 2% equity interest of a PRC subsidiary, Hubei Dongjun, at the cash consideration of RMB1,000 (equivalent to US$155). As a result of the transaction, the Group’s equity interest in the subsidiary decreased from 51% to 49% and the Group lost control over the subsidiary.

In May 2024, Hubei Dongjun distributed on a pro rata basis its equity interest in U Chance to each of its equity holders, namely the Group and Dongjun Group based on their respective shareholding. As a result, U Chance was spun-off from Hubei Dongjun and the Group directly held 49% equity interest in U Chance. The Group continues to account for its investment in U Chance as equity method investment at its carrying amount. The Group further invested RMB4,900 (equivalent to US$674) to U Chance after the spin-off.

The Group received distribution of US$294 from U Chance in 2025.
•ACO tech

In June 2019, the Group established ACO Tech, a joint venture with Proton Edar Sdn. Bhd. (a subsidiary of Proton Holdings Bhd.), to localize and supply automotive computing platform products for Proton. The Group holds a 10% equity interest in ACO Tech.

In 2025, the Group received distributions of MYR4,000 (equivalent to US$951) from ACO Tech, which exceeded the carrying value of the investment. The excess of US$353 was recognized as equity method earnings in the year and included in (loss)gain from equity method investments.
Equity securities
•Luminar
In May 2022, the Group entered into strategic investment agreements with Luminar Technologies, Inc., (“Luminar”) a Delaware corporation. Pursuant to the strategic investment agreement, Luminar was to fulfil the agreement obligation by electing on its sole discretion to (1) pay cash in the amount of US$15,000 to the Group, or (2) issue shares to the Group in the number equal to the quotient of US$15,000 divided by the volume-weighted average price of Luminar’s shares listed on Nasdaq for twenty (20) consecutive trading days immediately preceding the closing date of the Group’s merger with COVA, at the par value of US$0.0001 per share, provided that no fractional shares will be issued, upon the completion of the Group’s Merger with COVA. Pursuant to this agreement, upon the Group’s Merger with COVA, Luminar settled its obligation by issuing 2,030,374 shares to the Company worth US$12,588. The fair value of these shares decreased to US$728 and US$11 as of December 31, 2024 and 2025, respectively. The fair value change of US$6,114 and US$717 were recorded in
Other non-operating (expenses) income, net in the consolidated statements of comprehensive loss for the years ended December 31, 2024 and 2025, respectively. In December 2025, Luminar filed for Chapter 11 bankruptcy.
•Lotus Technology Inc.

On December 23, 2025, the Company entered into a Subscription Agreement with Lotus Technology Inc. (“Lotus”), ultimately controlled by the controlling shareholder of the Company, to purchase 16,788,321 ordinary shares of Lotus at per share price of US$1.37 for an aggregate subscription amount of US$23,000. As of December 31, 2025, the Company purchased the first tranche of 12,408,759 ordinary shares of Lotus for US$17,000 and recorded a gain of US$496 due to the change in market price of Lotus’s ordinary shares in Other non-operating (expenses) income, net in the consolidated statements of comprehensive loss. The Group also recognized the forward contract to purchase the remaining 4,379,562 ordinary shares of Lotus at a fixed price of US$1.37 per share as derivative asset which was included in prepayments and other current assets and recorded a gain on fair value change of US$175.
Available-for-sale debt investments
•Investment in DreamSmart Technology Pte. Ltd. (“DreamSmart Singapore”)

In December 2025, the Company, through its subsidiary, entered into a Convertible Loan arrangement with DreamSmart Singapore, ultimately controlled by the controlling shareholder of the Company, pursuant to which the Company provided RMB300,000 (equivalent to US$42,979) of funding to a subsidiary of DreamSmart Singapore, Hubei DreamSmart Group Co., Ltd. (“DreamSmart Hubei”) with a contractual term of 36 months. DreamSmart Singapore indirectly holds 100% of the equity interest in DreamSmart Hubei. The investment was classified as available-for-sale debt investment because the investment contains liquidation preference and redemption provision and is redeemable at the option of the investor. The Company recorded the investment at fair value. Unrealized loss of US$143, net of nil income taxes, was recorded in other comprehensive loss for the year ended December 31, 2025.

The following table provides information about the reconciliation of the Level 3 fair value measurement of available-for-sale debt investments for the year indicated:

US$
Balance at December 31, 2024	42,979
Unrealized loss	(143)
Foreign currency translation adjustments	(3)
Balance at December 31, 2025	42,833

The fair value of available-for-sale debt investments is measured using income approach that involves several assumptions including risk-free interest rates and bond yields. The fair value of available-for-sale debt investments as of December 31, 2025 were estimated with the following key assumptions:

As of December 31,
2025
Risk-free interest rates (i)	1.38% - 3.55%
Bond Yield (ii)	6.07%
___________________________
i.The risk-free interest rates were estimated based on the yield to maturity of U.S. treasury bonds and China Government Bond for a term consistent with the expected term of available-for-sale debt investments in effect at the valuation date.
ii.The bond yields were estimated based on the market yield of comparable bonds with similar credit rating.